Right-of-use assets and lease liabilities - Amounts recognized in the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and revenues
Income from remeasurement of lease liabilities	€ 17	€ 6	€ 18
Other income and revenues	17	6	18
Purchases, services and other
Short-term leases	59	113	85
Low-value leases	37	27	31
Variable lease payments not included in the measurement of lease liabilities	20	14	14
Capitalised direct cost associated with self-constructed assets - tangible assets	(5)	(5)	(4)
Purchases, services and other	111	149	126
Depreciation and impairments
Depreciation of RoU leased assets	973	1,013	928
Capitalized amortization of RoU leased assets - tangible assets	(199)	(186)	(110)
Impairment losses of RoU leased assets	41	18	59
Reversals of RoU leased assets	(5)	(14)
Depreciation and impairments	810	831	877
Finance income (expense) from leases
Interests on lease liabilities	(267)	(315)	(304)
Capitalised finance expense of ROU leased assets - tangible assets	11	8	5
Net currency translation differences on lease liabilities	19	(4)	(34)
Finance income (expense) from leases	€ (237)	€ (311)	€ (333)